Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001606498
Registrant Name	AVANOS MEDICAL, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES